Employee Benefit Plans (Actuarial Assumptions Used to Determine Year-End Projected Benefit Obligation) (Details)	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
United States plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.90%	4.20%	4.94%
Rate of compensation increase	3.00%	3.00%	3.00%
Canadian plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.00%	4.25%
Rate of compensation increase		2.75%	2.75%
Combined weighted-average rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.16%	4.80%